VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
Variable Interest Entities Related to Our Vacation Ownership Notes Receivable Securitizations
We periodically securitize, without recourse, through bankruptcy remote special purpose entities, notes receivable originated in connection with the sale of vacation ownership products. These vacation ownership notes receivable securitizations provide funding for us and transfer the economic risks and substantially all the benefits of the consumer loans we originate to third parties. In a vacation ownership notes receivable securitization, various classes of debt securities issued by a special purpose entity are generally collateralized by a single tranche of transferred assets, which consist of vacation ownership notes receivable. With each vacation ownership notes receivable securitization, we may retain a portion of the securities, subordinated tranches, interest-only strips, subordinated interests in accrued interest and fees on the securitized vacation ownership notes receivable or, in some cases, overcollateralization and cash reserve accounts.
We created these bankruptcy remote special purpose entities to serve as a mechanism for holding assets and related liabilities, and the entities have no equity investment at risk, making them variable interest entities. We continue to service the vacation ownership notes receivable, transfer all proceeds collected to these special purpose entities, and retain rights to receive benefits that are potentially significant to the entities. Accordingly, we concluded that we are the entities’ primary beneficiary and, therefore, consolidate them.
The following table shows consolidated assets, which are collateral for the obligations of these variable interest entities, and consolidated liabilities included on our Balance Sheet at December 31, 2017:

($ in millions)	Vacation Ownership Notes Receivable Securitizations	Warehouse Credit Facility	Total
Consolidated Assets
Vacation ownership notes receivable, net of reserves	$814	$—	$814
Interest receivable	6	—	6
Restricted cash	32	—	32
Total	$852	$—	$852
Consolidated Liabilities
Interest payable	$1	$—	$1
Debt	845	—	845
Total	$846	$—	$846

The noncontrolling interest balance was zero. The creditors of these entities do not have general recourse to us.
The following table shows the interest income and expense recognized as a result of our involvement with these variable interest entities during 2017:

($ in millions)	Vacation Ownership Notes Receivable Securitizations	Warehouse Credit Facility	Total
Interest income	$99	$2	$101
Interest expense to investors	$19	$1	$20
Debt issuance cost amortization	$4	$1	$5
Administrative expenses	$1	$—	$1

The following table shows cash flows between us and the vacation ownership notes receivable securitization variable interest entities:

($ in millions)	2017	2016
Cash Inflows
Net proceeds from vacation ownership notes receivable securitizations	$346	$247
Principal receipts	229	175
Interest receipts	100	92
Reserve release	1	51
Total	676	565
Cash Outflows
Principal to investors	(215)	(167)
Voluntary repurchases of defaulted vacation ownership notes receivable	(28)	(29)
Interest to investors	(19)	(17)
Funding of restricted cash	(2)	(52)
Total	(264)	(265)
Net Cash Flows	$412	$300
The following table shows cash flows between us and the Warehouse Credit Facility variable interest entity:

($ in millions)	2017	2016
Cash Inflows
Proceeds from vacation ownership notes receivable securitizations	$50	$127
Principal receipts	2	5
Interest receipts	2	5
Reserve release	—	1
Total	54	138
Cash Outflows
Principal to investors	(1)	(4)
Voluntary repurchases of defaulted vacation ownership notes receivable	—	(1)
Repayment of Warehouse Credit Facility	(49)	(122)
Interest to investors	(2)	(2)
Total	(52)	(129)
Net Cash Flows	$2	$9

Under the terms of our vacation ownership notes receivable securitizations, we have the right at our option to repurchase defaulted vacation ownership notes receivable at the outstanding principal balance. The transaction documents typically limit such repurchases to 15 to 20 percent of the transaction’s initial vacation ownership notes receivable principal balance. We made voluntary repurchases of defaulted vacation ownership notes receivable of $28 million during 2017, $30 million during 2016 and $25 million during 2015. We also made voluntary repurchases of $57 million, $144 million and $146 million of other non-defaulted vacation ownership notes receivable during 2017, 2016 and 2015, respectively, to retire previous vacation ownership notes receivable securitizations. Our maximum exposure to loss relating to the special purpose entities that purchase, sell and own these vacation ownership notes receivable is the overcollateralization amount (the difference between the loan collateral balance and the balance on the outstanding vacation ownership notes receivable), plus cash reserves and any residual interest in future cash flows from collateral. In addition, we could be required to fund up to an aggregate of $5 million upon presentation of demand notes related to certain vacation ownership notes receivable securitization transactions outstanding at December 31, 2017.
Other Variable Interest Entities
We have a commitment to purchase an operating property located in New York, New York, that we currently manage as Marriott Vacation Club Pulse, New York City. Refer to Footnote 10 “Contingencies and Commitments” for additional information on the commitment. We are required to purchase the completed property from the third party developer unless the developer has sold the property to another party. The property is held by a variable interest entity for which we are not the primary beneficiary as we cannot prevent the variable interest entity from selling the property at a higher price. Accordingly, we have not consolidated the variable interest entity. As of December 31, 2017, our Balance Sheet reflected $8 million in Property and equipment related to a capital lease and leasehold improvements and $7 million in Debt related to the capital lease liability for ancillary and operations space we lease from the variable interest entity. In addition, a note receivable of less than $1 million is included in the Accounts receivable line on the Balance Sheet as of December 31, 2017. We believe that our maximum exposure to loss as a result of our involvement with this variable interest entity is $2 million as of December 31, 2017.
Pursuant to a commitment to repurchase an operating property located in Marco Island, Florida that was previously sold to a third-party developer, we acquired 36 completed vacation ownership units during the 2017 second quarter. Refer to Footnote 6 “Acquisitions and Dispositions” for additional information on this transaction. We remain obligated to repurchase the remaining portion of the operating property if it meets our brand standards upon completion, provided that the third-party developer has not sold it to another party. Refer to Footnote 10 “Contingencies and Commitments” for additional information on our remaining commitment. The developer is a variable interest entity for which we are not the primary beneficiary as we do not control the variable interest entity’s development activities and cannot prevent the variable interest entity from selling the property at a higher price. Accordingly, we have not consolidated the variable interest entity. As of December 31, 2017, our Balance Sheet reflected $4 million of Inventory, $2 million of Other assets that relate to prepaid and other deposits, and $8 million of Other liabilities that relate to the deferral of gain recognition on the previous sale transaction and the deferral of revenue for development management services for the remaining purchase commitment, both of which will reduce our basis in the asset if we repurchase the property. In addition, a note receivable of less than $1 million is included in the Accounts receivable line on the Balance Sheet as of December 31, 2017. We believe that our maximum exposure to loss as a result of our involvement with this variable interest entity is less than $1 million as of December 31, 2017.